Commitments and contingencies	6 Months Ended
Jun. 30, 2025
Commitments and contingencies
Commitments and contingencies

19.Commitments and contingencies

Registration rights

The holders of the (i) founder shares (which were issued in a private placement prior to the closing of the U.S. IPO), (ii) Private Placement Warrants (which were issued in a private placement simultaneously with the closing of the U.S. IPO) and (iii) Private Placement Warrants (that were issued upon conversion of Working Capital Loans) will have registration rights to require the Company to register a sale of any of the securities held by them pursuant to the A&R Registration Rights Agreement so long as such demand includes a number of registrable securities with a total offering price in excess of $50,000 thousand. The holders of these securities are entitled to make up to three demands in any 12-month period, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed in the U.S. subsequent to the completion of the CMPL acquisition. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Rehabilitation bond

MAC is required to provide performance guarantees to the state of New South Wales (“NSW”) equivalent to the estimated total amount required to fulfil any rehabilitation costs associated with CMPL mining activities.

Upon the acquisition of CMPL, Glencore was subject to contractual commitments whereby it had agreed to provide these performance guarantees for up to AU$44,031 thousand until the earlier of MAC refinancing its senior debt and MAC replacing Glencore’s performance guarantee provided to NSW. Whilst Glencore had provided the performance guarantees, MAC and MAC Australia were to assume all liability if the guarantees were called on.

During the period, on 27 March 2025, MAC utilised the new letter of credit Facility C of $45,000 thousand added to the SFA (refer Note 11) to replace Glencore’s performance guarantees in relation to the rehabilitation costs associated with CMPL mining activities.

As at 30 June 2025 the total value of the rehabilitation bonds amounted to AU$44,031 thousand (31 December 2024: AU$44,683 thousand).

Capital commitments

Capital expenditure for the acquisition of property, plant and equipment is generally funded through the cash flow generated by the business. As at 30 June 2025, $13,806 thousand all of which relates to expenditure to be incurred over the next year (31 December 2024: $10,749 thousand) was contractually committed for the acquisition of plant and equipment.

Environmental contingencies

The Group’s operations are subject to various environmental laws and regulations. The Group is in material compliance with those laws and regulations. The Group accrues for environmental contingencies when such contingencies are probable and reasonably estimable. Such accruals are adjusted as new information develops or circumstances change. Recoveries of environmental remediation costs from insurance companies and other parties are recorded as assets when the recoveries are virtually certain. At this time, the Group is unaware of any material environmental incidents at the CSA mine. Any potential liability arising from the above is not expected to have a material adverse effect on the Group’s income, financial position or cash flow.